SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total assets	$ 15,804	$ 8,193
Business services
Disclosure of operating segments [line items]
Total assets	5,246	1,690
Construction services
Disclosure of operating segments [line items]
Total assets	2,653	2,275
Industrial operations
Disclosure of operating segments [line items]
Total assets	5,839	2,047
Energy
Disclosure of operating segments [line items]
Total assets	1,671	1,596
Corporate and Other
Disclosure of operating segments [line items]
Total assets	$ 395	$ 585